DEBT SECURITIES IN ISSUE	12 Months Ended
Dec. 31, 2021
Disclosure of debt instruments [Abstract]
DEBT SECURITIES IN ISSUE
NOTE 28: DEBT SECURITIES IN ISSUE

	2021	2020
	£m	£m
Medium-term notes issued	37,354	42,621
Covered bonds (note 29)	17,409	23,980
Certificates of deposit issued	4,454	7,998
Securitisation notes (note 29)	3,672	4,406
Commercial paper	8,663	8,392
Total debt securities in issue	71,552	87,397